TRADE AND OTHER CURRENT ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER CURRENT ACCOUNTS PAYABLE
TRADE AND OTHER CURRENT ACCOUNTS PAYABLE

NOTE 16 —   TRADE AND OTHER CURRENT ACCOUNTS PAYABLE

Trade and other current accounts payable are detailed as follows:

Item	12.31.2017	12.31.2016
	ThCh$	ThCh$
Trade accounts payable	187,872,116	179,246,672
Withholdings tax	49,857,086	45,504,119
Accounts payable Inamar Ltda. (1)	356,221	8,312,403
Others	20,566,980	19,282,989

Total	258,652,403	252,346,183

Current	257,519,477	242,836,356
Non-current	1,132,926	9,509,827

Total	258,652,403	252,346,183

The Company maintains commercial lease agreements for forklifts, vehicles, properties and machinery.  These lease agreements have an average duration of one to eight years excluding renewal options.

Accruable liabilities pursuant to the Company’s operating leasing agreements are detailed as follows:

ThCh$
Maturity within one year	5,530,653
Maturity between one and five years	1,201,980
Maturity more than five years	1,944,717

Total	8,677,350

Total expenses related to operating leases maintained by the Company as of December 31, 2017 amount to ThCh$1,671,534.

(1)

On December 3, 2015, property was purchased from Industrias Metalurgicas Inamar Ltda. for an amount of ThCh$17,292,040 equivalent to UF 675,000, of which there is an approximate balance of ThUF 303. To guarantee the payment of this obligation the land has been mortgaged to in favor of Industrias Metalurgicas Inamar Ltda.